UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest National Bank and Trust Co.
Address: 14 North Main Street
         Souderton, PA  18964

13F File Number:  28-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald L. Hill
Title:     Corporate Trust Officer
Phone:     (215) 703-4362

Signature, Place, and Date of Signing:

     /s/ Gerald L. Hill     Souderton, PA     November 05, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-03799 - Formerly Union National Bank & Trust Company

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     74

Form13F Information Table Value Total:     $219,327 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                     COM             002824100     3040    56699 SH       OTHER                   56699        0        0
ADOBE SYS INC                   COM             00724F101     2416    55328 SH       OTHER                   55328        0        0
AETNA INC NEW                   COM             00817Y108     3415    62922 SH       OTHER                   62922        0        0
AIR PRODS & CHEMS INC           COM             009158106     4954    50674 SH       OTHER                   50674        0        0
ALLIED IRISH BKS P L C          SPON ADR ORD    019228402      223     4608 SH       SOLE                     4608        0        0
ALLSTATE CORP                   COM             020002101     4966    86837 SH       OTHER                   86837        0        0
ALLTEL CORP                     COM             020039103     1519    21801 SH       OTHER                   21801        0        0
AMGEN INC                       COM             031162100     1843    32583 SH       OTHER                   32583        0        0
ANADARKO PETE CORP              COM             032511107     2984    55524 SH       OTHER                   55524        0        0
APPLE INC                       COM             037833100     3699    24105 SH       OTHER                   24105        0        0
AT&T INC                        COM             00206R102     2680    63344 SH       OTHER                   63344        0        0
BANK OF AMERICA CORPORATION     COM             060505104     5507   109543 SH       OTHER                  109543        0        0
BB&T CORP                       COM             054937107     1003    24831 SH       OTHER                   24831        0        0
BEST BUY INC                    COM             086516101     1008    21908 SH       OTHER                   21908        0        0
CAPITAL ONE FINL CORP           COM             14040H105     1856    27934 SH       OTHER                   27934        0        0
CATERPILLAR INC DEL             COM             149123101     1761    22450 SH       OTHER                   22450        0        0
CHEVRON CORP NEW                COM             166764100      426     4552 SH       OTHER                    4552        0        0
CISCO SYS INC                   COM             17275R102     3469   104696 SH       OTHER                  104696        0        0
CIT GROUP INC                   COM             125581108     3170    78856 SH       OTHER                   78856        0        0
CITIGROUP INC                   COM             172967101     4342    93032 SH       OTHER                   93032        0        0
COMCAST CORP NEW                CL A SPL        20030N200     1745    72818 SH       OTHER                   72818        0        0
COMMUNITY BKS INC MILLERSBUR    COM             203628102      408    13705 SH       OTHER                   13705        0        0
CONOCOPHILLIPS                  COM             20825C104     3126    35621 SH       OTHER                   35621        0        0
DISNEY WALT CO                  COM DISNEY      254687106     1860    54089 SH       OTHER                   54089        0        0
E M C CORP MASS                 COM             268648102     2093   100641 SH       OTHER                  100641        0        0
EATON CORP                      COM             278058102      643     6494 SH       SOLE                     6494        0        0
EBAY INC                        COM             278642103     2091    53593 SH       OTHER                   53593        0        0
EXELON CORP                     COM             30161N101     6480    85982 SH       OTHER                   85982        0        0
EXXON MOBIL CORP                COM             30231G102     7909    85443 SH       OTHER                   85443        0        0
FEDEX CORP                      COM             31428X106      224     2134 SH       SOLE                     2134        0        0
FRANKLIN RES INC                COM             354613101     2815    22075 SH       OTHER                   22075        0        0
GENERAL ELECTRIC CO             COM             369604103     5164   124731 SH       OTHER                  124731        0        0
GENERAL MLS INC                 COM             370334104     1684    29033 SH       OTHER                   29033        0        0
GLAXOSMITHKLINE PLC             SPONSORED ADR   37733W105     3796    71360 SH       OTHER                   71360        0        0
GOLDMAN SACHS GROUP INC         COM             38141G104     2614    12059 SH       OTHER                   12059        0        0
HARLEYSVILLE NATL CORP PA       COM             412850109     3694   232495 SH       OTHER                  232495        0        0
HARLEYSVILLE SVGS FINL CORP     COM             412865107      442    32243 SH       OTHER                   32243        0        0
HONEYWELL INTL INC              COM             438516106     3712    62420 SH       OTHER                   62420        0        0
INTEL CORP                      COM             458140100     2081    80471 SH       OTHER                   80471        0        0
INTERNATIONAL BUSINESS MACHS    COM             459200101     3360    28525 SH       OTHER                   28525        0        0
JOHNSON & JOHNSON               COM             478160104     3971    60443 SH       OTHER                   60443        0        0
JP MORGAN CHASE & CO            COM             46625H100      218     4748 SH       OTHER                    4748        0        0
KIMBERLY CLARK CORP             COM             494368103     2157    30697 SH       OTHER                   30697        0        0
KNBT BANCORP INC                COM             482921103      232    14045 SH       SOLE                    14045        0        0
L-3 COMMUNICATIONS HLDGS INC    COM             502424104     2880    28194 SH       OTHER                   28194        0        0
LOCKHEED MARTIN CORP            COM             539830109      231     2130 SH       OTHER                    2130        0        0
MCGRAW HILL COS INC             COM             580645109     2663    52316 SH       OTHER                   52316        0        0
MEDTRONIC INC                   COM             585055106     2538    44994 SH       OTHER                   44994        0        0
MERCK & CO INC                  COM             589331107      841    16274 SH       OTHER                   16274        0        0
MORGAN STANLEY                  COM NEW         617446448     3253    51639 SH       OTHER                   51639        0        0
MOTOROLA INC                    COM             620076109     1627    87801 SH       OTHER                   87801        0        0
NATIONAL PENN BANCSHARES INC    COM             637138108      552    33727 SH       OTHER                   33727        0        0
NIKE INC                        CL B            654106103     1803    30728 SH       OTHER                   30728        0        0
NORFOLK SOUTHERN CORP           COM             655844108     2919    56236 SH       OTHER                   56236        0        0
PARKER HANNIFIN CORP            COM             701094104      403     3600 SH       SOLE                     3600        0        0
PEPSICO INC                     COM             713448108     3957    54019 SH       OTHER                   54019        0        0
PNC FINL SVCS GROUP INC         COM             693475105      844    12399 SH       OTHER                   12399        0        0
PPL CORP                        COM             69351T106     8210   177318 SH       OTHER                  177318        0        0
PROCTER & GAMBLE CO             COM             742718109     4231    60149 SH       OTHER                   60149        0        0
PUBLIC SVC ENTERPRISE GROUP     COM             744573106     2296    26096 SH       OTHER                   26096        0        0
QUALCOMM INC                    COM             747525103     2859    67656 SH       OTHER                   67656        0        0
ROYAL BANCSHARES PA INC         CL A            780081105      279    12740 SH       SOLE                    12740        0        0
SCHLUMBERGER LTD                COM             806857108     4197    39975 SH       OTHER                   39975        0        0
STARBUCKS CORP                  COM             855244109     1909    72867 SH       OTHER                   72867        0        0
STRYKER CORP                    COM             863667101     1866    27136 SH       OTHER                   27136        0        0
SYSCO CORP                      COM             871829107     1857    52164 SH       OTHER                   52164        0        0
TEXAS INSTRS INC                COM             882508104     3034    82914 SH       OTHER                   82914        0        0
UNITED TECHNOLOGIES CORP        COM             913017109     4086    50765 SH       OTHER                   50765        0        0
UNIVEST CORP PA                 COM             915271100    27386  1154566 SH       OTHER                 1154566        0        0
VALERO ENERGY CORP NEW          COM             91913Y100     2605    38781 SH       OTHER                   38781        0        0
VERIZON COMMUNICATIONS          COM             92343V104     2742    61921 SH       OTHER                   61921        0        0
WACHOVIA CORP NEW               COM             929903102     3828    76340 SH       OTHER                   76340        0        0
WALGREEN CO                     COM             931422109     2706    57273 SH       OTHER                   57273        0        0
WELLS FARGO & CO NEW            COM             949746101     3925   110185 SH       OTHER                  110185        0        0